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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-14

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

VAX-0103AO-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-14.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-14. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-478-9727 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated:

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-14

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class A (AlGrIncA)
         5,261 shares (cost $111,479) .......................................................   $  117,258

      American Century VP - International Fund - Class I (ACVPInt)
         3,670 shares (cost $21,741) ........................................................       24,001

      American Century VP - International Fund - Class III (ASVPInt3)
         998 shares (cost $6,505) ...........................................................        6,525

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         22,126 shares (cost $208,242) ......................................................      213,291

      Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
         2,537 shares (cost $56,864) ........................................................       59,727

      Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
         10,837 shares (cost $170,899) ......................................................      177,296

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         1,862 shares (cost $23,353) ........................................................       26,731

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         63,445 shares (cost $1,755,915) ....................................................    1,850,697

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,206 shares (cost $143,579) .......................................................      147,503

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         502 shares (cost $6,244) ...........................................................        7,313

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         12,036 shares (cost $273,358) ......................................................      282,489

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         1,573 shares (cost $48,248) ........................................................       49,239

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         13,098 shares (cost $301,525) ......................................................      320,105

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         3,472 shares (cost $39,651) ........................................................       43,780

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         3,321 shares (cost $41,283) ........................................................       41,881

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         356,821 shares (cost $356,821) .....................................................      356,821

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         2,932 shares (cost $38,037) ........................................................       39,352

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         3,631 shares (cost $41,207) ........................................................       44,264

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         2,335 shares (cost $79,373) ........................................................       82,693

      PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
         44,979 shares (cost $463,727) ......................................................      461,483

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

      PIMCO VIT - Real Return Portfolio - Administrative Shares (PVITRealRet)
         12,342 shares (cost $155,463) ......................................................   $  155,512

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
         88,721 shares (cost $923,128) ......................................................      914,719

      Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
         24,490 shares (cost $270,846) ......................................................      282,612

      T. Rowe Price Mid Cap Growth Fund - II (TRowMidCap2)
         1,585 shares (cost $31,698) ........................................................       33,806
                                                                                                ----------
         Total investments ..................................................................    5,739,098
   Accounts receivable ......................................................................           18
                                                                                                ----------
         Total assets .......................................................................    5,739,116
Accounts payable ............................................................................           --
                                                                                                ----------
Contract owners' equity (note 4) ............................................................   $5,739,116
                                                                                                ==========

See accompanying notes to financial statements.

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NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total      AlGrIncA   ACVPInt   ASVPInt3
                                                     -----------   --------   -------   --------
Investment activity:
   Reinvested dividends ..........................   $    20,365       538      132        --
   Mortality and expense risk charges (note 2) ...       (17,523)     (295)    (115)       (1)
                                                     -----------     -----     ----       ---
      Net investment income ......................         2,842       243       17        (1)
                                                     -----------     -----     ----       ---

   Proceeds from mutual funds shares sold ........     1,252,585       293      115         1
   Cost of mutual fund shares sold ...............    (1,215,929)     (265)    (103)       (1)
                                                     -----------     -----     ----       ---
      Realized gain (loss) on investments ........        36,656        28       12        --
   Change in unrealized gain (loss) on
      investments ................................        34,725     1,422      389        20
                                                     -----------     -----     ----       ---
      Net gain (loss) on investments .............        71,381     1,450      401        20
                                                     -----------     -----     ----       ---
   Reinvested capital gains ......................           398        --       --        --
                                                     -----------     -----     ----       ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    74,621     1,693      418        19
                                                     ===========     =====     ====       ===

                                                     ACVPUltra   BCFTCpAsset   DryMidCapStS   DrySmCapIxS
                                                     ---------   -----------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................        --           --              7            --
   Mortality and expense risk charges (note 2) ...      (298)        (141)          (432)         (120)
                                                       -----        -----          -----         -----
      Net investment income ......................      (298)        (141)          (425)         (120)
                                                       -----        -----          -----         -----

   Proceeds from mutual funds shares sold ........       291          139            430           120
   Cost of mutual fund shares sold ...............      (272)        (125)          (410)         (110)
                                                       -----        -----          -----         -----
      Realized gain (loss) on investments ........        19           14             20            10
   Change in unrealized gain (loss) on
      investments ................................     3,260        2,195          3,838         2,320
                                                       -----        -----          -----         -----
      Net gain (loss) on investments .............     3,279        2,209          3,858         2,330
                                                       -----        -----          -----         -----
   Reinvested capital gains ......................        --           --             --            37
                                                       -----        -----          -----         -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     2,981        2,068          3,433         2,247
                                                       =====        =====          =====         =====

                                                      DryStklx   DryVIFApp   DryVIFIntVal   FidVIPEIS
                                                     ---------   ---------   ------------   ---------
Investment activity:
   Reinvested dividends ..........................   $  10,257       20           15          1,429
   Mortality and expense risk charges (note 2) ...      (6,685)    (368)         (33)          (477)
                                                     ---------     ----          ---          -----
      Net investment income ......................       3,572     (348)         (18)           952
                                                     ---------     ----          ---          -----

   Proceeds from mutual funds shares sold ........     457,637      366           33            467
   Cost of mutual fund shares sold ...............    (424,428)    (346)         (29)          (426)
                                                     ---------     ----          ---          -----
      Realized gain (loss) on investments ........      33,209       20            4             41
   Change in unrealized gain (loss)
      on investments .............................        (188)     772          513          1,784
                                                     ---------     ----          ---          -----
      Net gain (loss) on investments .............      33,021      792          517          1,825
                                                     ---------     ----          ---          -----
   Reinvested capital gains ......................          --       --           --            361
                                                     ---------     ----          ---          -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  36,593      444          499          3,138
                                                     =========     ====          ===          =====

                                                     FidVIPGrS   FidVIPConS   FrVIPForSec2   FrVIPForSec3
                                                     ---------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................       59           404           469           --
   Mortality and expense risk charges (note 2) ...     (170)         (786)         (206)          (8)
                                                       ----        ------         -----          ---
      Net investment income ......................     (111)         (382)          263           (8)
                                                       ----        ------         -----          ---

   Proceeds from mutual funds shares sold ........      167           782           206            8
   Cost of mutual fund shares sold ...............     (157)         (722)         (187)          (8)
                                                       ----        ------         -----          ---
      Realized gain (loss) on investments ........       10            60            19           --
   Change in unrealized gain (loss)
      on investments .............................     (129)       10,564         1,265          598
                                                       ----        ------         -----          ---
      Net gain (loss) on investments .............     (119)       10,624         1,284          598
                                                       ----        ------         -----          ---
   Reinvested capital gains ......................       --            --            --           --
                                                       ----        ------         -----          ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (230)       10,242         1,547          590
                                                       ====        ======         =====          ===

                                        8

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NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITMyMkt5   GVITSmCapGr   GVITSmCapVal   OGMidCapGr
                                                     ----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................    $   1,498        --              --             --
   Mortality and expense risk charges (note 2) ...       (2,482)      (94)           (111)           (12)
                                                      ---------       ---           -----        -------
      Net investment income ......................         (984)      (94)           (111)           (12)
                                                      ---------       ---           -----        -------
   Proceeds from mutual funds shares sold ........      646,182        93             110         21,641
   Cost of mutual fund shares sold ...............     (646,182)      (90)            (98)       (20,279)
                                                      ---------       ---           -----        -------
      Realized gain (loss) on investments ........           --         3              12          1,362
   Change in unrealized gain (loss) on
      investments ................................           --       934           1,436           (463)
                                                      ---------       ---           -----        -------
      Net gain (loss) on investments .............           --       937           1,448            899
                                                      ---------       ---           -----        -------
   Reinvested capital gains ......................           --        --              --             --
                                                      ---------       ---           -----        -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $    (984)      843           1,337            887
                                                      =========       ===           =====        =======

                                                     OGMidCapV   OppCapAp   PVITLowDur   PVITRealRet
                                                     ---------   --------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................         --       130         1,271         276
   Mortality and expense risk charges (note 2) ...        (12)     (205)       (1,207)       (377)
                                                      -------      ----       -------       -----
      Net investment income ......................        (12)      (75)           64        (101)
                                                      -------      ----       -------       -----
   Proceeds from mutual funds shares sold ........     21,639       204        78,387         375
   Cost of mutual fund shares sold ...............    (19,683)     (190)      (78,738)       (377)
                                                      -------      ----       -------       -----
      Realized gain (loss) on investments ........      1,956        14          (351)         (2)
   Change in unrealized gain (loss) on
      investments ................................     (1,213)      797        (2,231)      1,896
                                                      -------      ----       -------       -----
      Net gain (loss) on investments .............        743       811        (2,582)      1,894
                                                      -------      ----       -------       -----
   Reinvested capital gains ......................         --        --            --          --
                                                      -------      ----       -------       -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        731       736        (2,518)      1,793
                                                      =======      ====       =======       =====

                                                     PVITTotRet   RCFMicroCap   TRowMidCap2
                                                     ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................    $  3,860          --            --
   Mortality and expense risk charges (note 2) ...      (2,098)       (708)          (82)
                                                      --------      ------         -----
      Net investment income ......................       1,762        (708)          (82)
                                                      --------      ------         -----
   Proceeds from mutual funds shares sold ........      22,112         705            82
   Cost of mutual fund shares sold ...............     (21,966)       (662)          (75)
                                                      --------      ------         -----
      Realized gain (loss) on investments ........         146          43             7
   Change in unrealized gain (loss) on
      investments ................................      (6,586)     10,144         1,388
                                                      --------      ------         -----
      Net gain (loss) on investments .............      (6,440)     10,187         1,395
                                                      --------      ------         -----
   Reinvested capital gains ......................          --          --            --
                                                      --------      ------         -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ (4,678)      9,479         1,313
                                                      ========      ======         =====

See accompanying notes to financial statements.

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                                        9

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NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004
(UNAUDITED)

                                                     Total     AlGrIncA   ACVPInt   ASVPInt3
                                                  ----------   --------   -------   --------
Investment activity:
   Net investment income ......................   $    2,842        243        17       (1)
   Realized gain (loss) on investments ........       36,656         28        12       --
   Change in unrealized gain (loss) on
      investments .............................       34,725      1,422       389       20
   Reinvested capital gains ...................          398         --        --       --
                                                  ----------    -------    ------    -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       74,621      1,693       418       19
                                                  ----------    -------    ------    -----

Equity transactions:
   Purchase payments received from contract
      owners ..................................    2,164,594     56,928        --    6,506
   Transfers between funds ....................           --         --        --       --
   Redemptions ................................      (77,202)        --        --       --
   Adjustments to maintain reserves ...........           46         --        --       (5)
                                                  ----------    -------    ------    -----
         Net equity transactions ..............    2,087,438     56,928        --    6,501
                                                  ----------    -------    ------    -----

Net change in contract owners' equity .........    2,162,059     58,621       418    6,520
Contract owners' equity beginning of period ...    3,577,057     58,640    23,583       --
                                                  ----------    -------    ------    -----
Contract owners' equity end of period .........   $5,739,116    117,261    24,001    6,520
                                                  ==========    =======    ======    =====

CHANGES IN UNITS:
   Beginning units ............................      325,085      5,165     1,990       --
                                                  ----------    -------    ------    -----
   Units purchased ............................      305,055      4,893        --      646
   Units redeemed .............................     (117,185)        --        --       --
                                                  ----------    -------    ------    -----
   Ending units ...............................      512,955     10,058     1,990      646
                                                  ==========    =======    ======    =====

                                                  ACVPUltra   BCFTCpAsset   DryMidCapStS   DrySmCapIxS
                                                  ---------   -----------   ------------   -----------
Investment activity:
   Net investment income ......................       (298)       (141)          (425)         (120)
   Realized gain (loss) on investments ........         19          14             20            10
   Change in unrealized gain (loss) on
      investments .............................      3,260       2,195          3,838         2,320
   Reinvested capital gains ...................         --          --             --            37
                                                   -------      ------        -------        ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,981       2,068          3,433         2,247
                                                   -------      ------        -------        ------

Equity transactions:
   Purchase payments received from
      contract owners .........................     36,940      28,798         87,588            --
   Transfers between funds ....................    125,055      12,683             --            --
   Redemptions ................................         --          --             --            --
   Adjustments to maintain reserves ...........         (5)         (5)            (1)           --
                                                   -------      ------        -------        ------
         Net equity transactions ..............    161,990      41,476         87,587            --
                                                   -------      ------        -------        ------

Net change in contract owners' equity .........    164,971      43,544         91,020         2,247
Contract owners' equity beginning
   of period ..................................     48,317      16,177         86,274        24,487
                                                   -------      ------        -------        ------
Contract owners' equity end of period .........    213,288      59,721        177,294        26,734
                                                   =======      ======        =======        ======

CHANGES IN UNITS:
   Beginning units ............................      4,363       1,411          7,418         2,017
                                                   -------      ------        -------        ------
   Units purchased ............................     14,065       3,376          7,392            --
   Units redeemed .............................         --          --             --            --
                                                   -------      ------        -------        ------
   Ending units ...............................     18,428       4,787         14,810         2,017
                                                   =======      ======        =======        ======

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004
(UNAUDITED)

                                                   DryStkIx    DryVIFApp   DryVIFIntVal   FidVIPEIS
                                                  ----------   ---------   ------------   ---------
Investment activity:
   Net investment income ......................   $    3,572       (348)        (18)           952
   Realized gain (loss) on investments ........       33,209         20           4             41
   Change in unrealized gain (loss)
      on investments ..........................         (188)       772         513          1,784
   Reinvested capital gains ...................           --         --          --            361
                                                  ----------    -------       -----        -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       36,593        444         499          3,138
                                                  ----------    -------       -----        -------

Equity transactions:
   Purchase payments received from
      contract owners .........................      649,363     73,193          --         69,407
   Transfers between funds ....................     (438,343)        --          --        125,055
   Redemptions ................................           --         --          --             --
   Adjustments to maintain reserves ...........           16          6          --             (2)
                                                  ----------    -------       -----        -------
         Net equity transactions ..............      211,036     73,199          --        194,460
                                                  ----------    -------       -----        -------

Net change in contract owners' equity .........      247,629     73,643         499        197,598
Contract owners' equity beginning
   of period ..................................    1,603,085     73,862       6,813         84,884
                                                  ----------    -------       -----        -------
Contract owners' equity end of period .........   $1,850,714    147,505       7,312        282,482
                                                  ==========    =======       =====        =======

CHANGES IN UNITS:
   Beginning units ............................      141,271      6,699         537          7,289
                                                  ----------    -------       -----        -------
   Units purchased ............................       56,586      6,490          --         16,280
   Units redeemed .............................      (39,274)        --          --             --
                                                  ----------    -------       -----        -------
   Ending units ...............................      158,583     13,189         537         23,569
                                                  ==========    =======       =====        =======

                                                  FidVIPGrS   FidVIPConS   FrVIPForSec2   FrVIPForSec3
                                                  ---------   ----------   ------------   ------------
Investment activity:
   Net investment income ......................      (111)        (382)          263             (8)
   Realized gain (loss) on investments ........        10           60            19             --
   Change in unrealized gain (loss)
      on investments ..........................      (129)      10,564         1,265            598
   Reinvested capital gains ...................        --           --            --             --
                                                   ------      -------        ------         ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (230)      10,242         1,547            590
                                                   ------      -------        ------         ------

Equity transactions:
   Purchase payments received from
      contract owners .........................    12,404      154,519            --         41,290
   Transfers between funds ....................    12,683           --            --             --
   Redemptions ................................        --           --            --             --
   Adjustments to maintain reserves ...........         4           --            --              1
                                                   ------      -------        ------         ------
         Net equity transactions ..............    25,091      154,519            --         41,291
                                                   ------      -------        ------         ------

Net change in contract owners' equity .........    24,861      164,761         1,547         41,881
Contract owners' equity beginning
   of period ..................................    24,380      155,342        42,237             --
                                                   ------      -------        ------         ------
Contract owners' equity end of period .........    49,241      320,103        43,784         41,881
                                                   ======      =======        ======         ======

CHANGES IN UNITS:
   Beginning units ............................     2,113       13,402         3,443             --
                                                   ------      -------        ------         ------
   Units purchased ............................     2,115       12,713            --          4,106
   Units redeemed .............................        --           --            --             --
                                                   ------      -------        ------         ------
   Ending units ...............................     4,228       26,115         3,443          4,106
                                                   ======      =======        ======         ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004
(UNAUDITED)

                                                  GVITMyMkt5   GVITSmCapGr   GVITSmCapVal   OGMidCapGr
                                                  ----------   -----------   ------------   ----------
Investment activity:
   Net investment income ......................    $    (984)       (94)          (111)          (12)
   Realized gain (loss) on investments ........           --          3             12         1,362
   Change in unrealized gain (loss)
      on investments ..........................           --        934          1,436          (463)
   Reinvested capital gains ...................           --         --             --            --
                                                   ---------     ------         ------       -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................         (984)       843          1,337           887
                                                   ---------     ------         ------       -------

Equity transactions:
   Purchase payments received from
      contract owners .........................      356,853     19,518         21,145            67
   Transfers between funds ....................     (643,732)        --             --       (21,695)
   Redemptions ................................           --         --             --            --
   Adjustments to maintain reserves ...........            8         (4)             5             4
                                                   ---------     ------         ------       -------
         Net equity transactions ..............     (286,871)    19,514         21,150       (21,624)
                                                   ---------     ------         ------       -------

Net change in contract owners' equity .........     (287,855)    20,357         22,487       (20,737)
Contract owners' equity beginning
   of period ..................................      644,680     18,989         21,782        20,737
                                                   ---------     ------         ------       -------
Contract owners' equity end of period .........    $ 356,825     39,346         44,269            --
                                                   =========     ======         ======       =======

CHANGES IN UNITS:
   Beginning units ............................       64,589      1,652          1,668         1,830
                                                   ---------     ------         ------       -------
   Units purchased ............................       35,818      1,672          1,562            --
   Units redeemed .............................      (64,590)        --             --        (1,830)
                                                   ---------     ------         ------       -------
   Ending units ...............................       35,817      3,324          3,230            --
                                                   =========     ======         ======       =======

                                                  OGMidCapV   OppCapAp   PVITLowDur   PVITRealRet
                                                  ---------   --------   ----------   -----------
Investment activity:
   Net investment income ......................        (12)       (75)         64          (101)
   Realized gain (loss) on investments ........      1,956         14        (351)           (2)
   Change in unrealized gain (loss)
      on investments ..........................     (1,213)       797      (2,231)        1,896
   Reinvested capital gains ...................         --         --          --            --
                                                   -------     ------     -------       -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        731        736      (2,518)        1,793
                                                   -------     ------     -------       -------

Equity transactions:
   Purchase payments received from
      contract owners .........................         76     40,663      14,639        78,821
   Transfers between funds ....................    (21,703)        --     512,586            --
   Redemptions ................................         --         --     (77,202)           --
   Adjustments to maintain reserves ...........          5          3          --            (2)
                                                   -------     ------     -------       -------
         Net equity transactions ..............    (21,622)    40,666     450,023        78,819
                                                   -------     ------     -------       -------

Net change in contract owners' equity .........    (20,891)    41,402     447,505        80,612
Contract owners' equity beginning
   of period ..................................     20,891     41,292      13,982        74,903
                                                   -------     ------     -------       -------
Contract owners' equity end of period .........         --     82,694     461,487       155,515
                                                   =======     ======     =======       =======

CHANGES IN UNITS:
   Beginning units ............................      1,735      3,581       1,406         7,385
                                                   -------     ------     -------       -------
   Units purchased ............................         --      3,458      52,818         7,675
   Units redeemed .............................     (1,735)        --      (7,779)           --
                                                   -------     ------     -------       -------
   Ending units ...............................         --      7,039      46,445        15,060
                                                   =======     ======     =======       =======

NATIONWIDE VARIABLE ACCOUNT-14
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004
(UNAUDITED)

                                                  PVITTotRet   RCFMicroCap   TRowMidCap2
                                                  ----------   -----------   -----------
Investment activity:
   Net investment income ......................    $   1,762        (708)         (82)
   Realized gain (loss) on investments ........          146          43            7
   Change in unrealized gain (loss)
      on investments ..........................       (6,586)     10,144        1,388
   Reinvested capital gains ...................           --          --           --
                                                   ---------     -------       ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (4,678)      9,479        1,313
                                                   ---------     -------       ------

Equity transactions:
   Purchase payments received from
      contract owners .........................      263,227     136,384       16,265
   Transfers between funds ....................      337,411          --           --
   Redemptions ................................           --          --           --
   Adjustments to maintain reserves ...........           19           2           (3)
                                                   ---------     -------       ------
      Net equity transactions .................      600,657     136,386       16,262
                                                   ---------     -------       ------

Net change in contract owners' equity .........      595,979     145,865       17,575
Contract owners' equity beginning
   of period ..................................      318,741     136,749       16,230
                                                   ---------     -------       ------
Contract owners' equity end of period .........    $ 914,720     282,614       33,805
                                                   =========     =======       ======

CHANGES IN UNITS:
   Beginning units ............................       31,863      10,860        1,398
                                                   ---------     -------       ------
   Units purchased ............................       61,628      10,440        1,322
   Units redeemed .............................       (1,977)         --           --
                                                   ---------     -------       ------
   Ending units ...............................       91,514      21,300        2,720
                                                   =========     =======       ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-14

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2004
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)*

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                     Class A (AlGrIncA)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                     (ASVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)*

               Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance
                  Shares (BCFTCpAsset)

               Calvert Variable Series, Inc. - Social Equity Portfolio
                  (CalVSSocEq)*

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
                     (DryMidCapStS)
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - International Value Portfolio - Initial Shares
                    (DryVIFIntVal)

               Federated Insurance Series - Quality Bond Fund II - Primary
                  Shares (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Funds
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)*
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 3 (FrVIPForSec3)

         NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)* Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)*
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)* Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)*
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGIFin1)*
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)*
                  Gartmore GVIT Global Technology and Communications
                     Fund - Class I (GVITGITech)*
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)* Gartmore GVIT Investor Destination (ID) Aggressive Fund
                     (GVITIDAgg)*
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)*
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)*
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)* Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)* Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)* Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                     (GVITVKMultiSec)*

               Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
                  (GSVITMdCpV)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)* Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)*
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)*

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                     (NBAMTFasc)*
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
                     (NBAMTMCGr)*

               Portfolios of the One Group(R) Investment Trust (One Group(R)
                  IT);
                  One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)*
                  One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)*

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)*

               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - Low Duration Portfolio - Administrative Shares
                     (PVITLowDur)
                  PIMCO VIT - Real Return Portfolio - Administrative Shares
                     (PVITRealRet)
                  PIMCO VIT - Total Return Portfolio - Administrative Shares
                     (PVITTotRet)

               Pioneer Variable Contracts Trust - High Yield Portfolio - Class I
                  (PVCTHiYld)*

               Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)

               T. Rowe Price Equity Income Portfolio - II (TRowEqInc)*

               T. Rowe Price Mid Cap Growth Fund - II (TRowMidCap2)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)*
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)*

               *At June 30, 2004, contract owners have not invested in this fund.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

         NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for the six month period ended June 30 for the year indicated.

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income       Total
                                        Rate*    Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ------   ----------   --------------   ----------   ---------
     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class A
        2004 ......................     0.95%    10,058   $11.658454     $  117,261        0.61%      2.69%

     American Century VP - International Fund - Class I
        2004 ......................     0.95%     1,990    12.060953         24,001        0.55%      1.77%

     American Century VP - International Fund - Class III
        2004 ......................     0.95%       646    10.092876          6,520        0.00%      0.93% 05/03/04

     American Century VP - Ultra(R) Fund - Class I
        2004 ......................     0.95%    18,428    11.574135        213,288        0.00%      4.51%

     Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
        2004 ......................     0.95%     4,787    12.475626         59,721        0.00%      8.82%

     Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
        2004 ......................     0.95%    14,810     11.97122        177,294        0.01%      2.93%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ......................     0.95%     2,017    13.254263         26,734        0.00%      9.17%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ......................     0.95%   158,583    11.670318      1,850,714        0.59%      2.84%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ......................     0.95%    13,189    11.183935        147,505        0.02%      1.43%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2004 ......................     0.95%       537    13.61606           7,312        0.21%      7.32%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2004 ......................     0.95%    23,569    11.985311        282,482        0.78%      2.92%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2004 ......................     0.95%     4,228    11.646455         49,241        0.16%      0.94%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2004 ......................     0.95%    26,115    12.257449        320,103        0.17%      5.75%

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2004 ......................     0.95%     3,443    12.716906         43,784        1.09%      3.66%

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
        2004 ......................     0.95%     4,106    10.199939         41,881        0.00%      2.00% 05/03/04

     Gartmore GVIT Money Market Fund - Class V
        2004 ......................     0.95%    35,817      9.96245        356,825        0.30%     -0.19%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2004 ......................     0.95%     3,324    11.836899         39,346        0.00%      2.98%

     Gartmore GVIT Small Cap Value Fund - Class I
        2004 ......................     0.95%     3,230    13.705514         44,269        0.00%      4.95%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ......................     0.95%     7,039    11.747996         82,694        0.21%      1.88%

     PIMCO VIT - Low Duration Portfolio - Administrative Shares
        2004 ......................     0.95%    46,445     9.936196        461,487        0.53%     -0.08%

     PIMCO VIT - Real Return Portfolio - Administrative Shares
        2004 ......................     0.95%    15,060     10.32636        155,515        0.24%      1.81%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income       Total
                                        Rate*    Units    Fair Value   Owners' Equity     Ratio**    Return**
                                      --------   ------   ----------   --------------   ----------   --------
     PIMCO VIT - Total Return Portfolio - Administrative Shares
        2004 ......................     0.95%    91,514   $ 9.995413     $  914,720        0.63%      -0.08%

     Royce Capital Fund - Royce Micro-Cap Portfolio
        2004 ......................     0.95%    21,300    13.268251        282,614        0.00%       5.37%

     T. Rowe Price Mid Cap Growth Fund - II
        2004 ......................     0.95%     2,720    12.428181         33,805        0.00%       7.06%
                                                                         ----------

        2004 Contract owners' equity ...............................     $5,739,116
                                                                         ==========

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the six month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company